Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of certain statutory basis financial information
	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income (Loss)
	2013	2012	2013	2012	2011

MLIC	$ 17,829	$ 16,995	$ (1,562)	$ 3,259	$ (95)